TRIDAN CORP.


                                FINANCIAL REPORT
                                   (Unaudited)


                            OCTOBER 31, 2001 AND 2000

TRIDAN CORP.
FINANCIAL REPORT
(Unaudited)

TABLE OF CONTENTS
================================================================================


                                                                            Page

Financial Statements

     Statements of Assets and Liabilities                                     1

     Schedules of Investments in Municipal Obligations                        2

     Statements of Operations                                                 5

     Statements of Changes in Net Assets                                      6

     Notes to Financial Statements                                            7

Supplementary Information                                                    11

TRIDAN CORP.

STATEMENTS OF ASSETS AND LIABILITIES
================================================================================

(Unaudited)


                                                             OCTOBER 31,
                                                          2001           2000
                                                      -----------    -----------
ASSETS

Investments in municipal obligations,
   at market value (amortized cost of
   $31,680,135 and $34,890,450, respectively)         $34,249,021    $35,929,558

Cash and cash equivalents                               4,852,654      1,586,906

Accrued interest receivable                               547,585        575,248

Prepaid expenses                                            2,012          2,012
                                                      -----------    -----------
                                                       39,651,272     38,093,724
                                                      -----------    -----------

LIABILITIES

Accrued liabilities                                        48,042         42,755

Common stock redemption payable                            20,713           --
                                                      -----------    -----------
                                                           68,755         42,755
                                                      -----------    -----------

Contingency

NET ASSETS

Net assets (equivalent to $12.65 and $12.14
   per share based on 3,129,515.6929 and
   3,132,421.2620 shares of common stock
   outstanding, respectively                          $39,582,517    $38,050,969
                                                      ===========    ===========


================================================================================

See accompanying notes.

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
================================================================================

(Unaudited)


                                                                                      OCTOBER 31,
                                                                     2001                                     2000
                                                   ---------------------------------------   ---------------------------------------
                                                    Principal     Amortized       Market      Principal     Amortized      Market
                                                      Amount        Cost          Value         Amount        Cost          Value
                                                   -----------   -----------   -----------   -----------   -----------   -----------
City of New York
   General Purpose Unlimited Tax
   6.750% due February 1, 2009                     $ 1,000,000   $ 1,118,105   $ 1,176,910   $ 1,000,000   $ 1,131,417   $ 1,130,140

City of New York
   Ref. Unlimited Tax
   6-3/4% due August 15, 2003                          500,000       517,350       538,540       500,000       526,452       527,905
   5.750% due August 1, 2002                           985,000       983,442     1,010,817       985,000       981,463     1,005,527

Cleveland Hill Union Free
   School District
   5.500% due October 15, 2011                       1,480,000     1,510,646     1,637,664     1,480,000     1,512,986     1,543,818

Massachusetts Industrial
   Finance Agency
   5.300% due November 1, 2010                         500,000       500,000       511,375       500,000       500,000       503,980

Metropolitan Transportation Authority
   N.Y. SVC Contract
   5.750% due July 1, 2008                           1,000,000       976,782     1,114,780     1,000,000       974,043     1,055,040

Monroe County, N.Y. - Rochester
   Pub Improvement
   6.000% due June 1, 2010                             900,000       905,925     1,047,084       900,000       906,442       988,614

Mt. Sinai, N.Y. Union Free School District
   AMBAC Insured
   6.200% due February 15, 2011                      1,070,000     1,066,208     1,255,902     1,070,000     1,065,915     1,184,447

Municipal Assistance Corp. for N.Y.C
   N.Y. Resolution
   6-5/8% due July 1, 2002                                --            --            --         750,000       748,587       776,272

N.Y.C. Municipal Water
   Fin. Auth
   6.000% due June 24, 2009                          2,000,000     2,171,322     2,287,280     2,000,000     2,189,657     2,178,380

N.Y.S. Dormitory Authority - State
   University Educational Facilities
   7-1/2% due May 15, 2011                             590,000       579,857       730,846       590,000       579,160       688,565


================================================================================

See accompanying notes.

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
================================================================================

(Unaudited)


                                                                                      OCTOBER 31,
                                                                    2001                                      2000
                                                   ---------------------------------------   ---------------------------------------
                                                    Principal     Amortized        Market      Principal    Amortized       Market
                                                      Amount        Cost           Value        Amount        Cost          Value
                                                   -----------   -----------   -----------   -----------   -----------   -----------
NYC Tr. FA Rev
   5.000% due May 1, 2006                          $ 1,250,000   $ 1,317,205   $ 1,344,525   $      --     $      --     $      --

N.Y.S. Dormitory Authority
   Revs. City University System
   6.250% due July 1, 2005                             500,000       520,552       557,125       500,000       525,542       536,630

N.Y.S. Dormitory Authority
   Pace University
   6.500% due July 1, 2009                           1,000,000     1,097,732     1,177,310     1,000,000     1,107,983     1,124,780

Nassau County Interim
   Fin. Auth., N.Y
   5.750% due November 15, 2013                      1,100,000     1,149,165     1,222,122     1,100,000     1,152,075     1,154,208

N.Y.S. Environmental Facilities
   Pollution Control - Revolving Fund
   5.750% due June 15, 2008                          1,500,000     1,556,309     1,684,425     1,500,000     1,563,300     1,603,845

N.Y.S. General Purpose
   5.125% due July 15, 2004                               --            --            --       1,000,000     1,015,618     1,021,360

N.Y.S. Local Government
   Assistance Corp.
   5.700% due April 1, 2003                          1,000,000       998,644     1,035,100     1,000,000       997,749     1,037,620

N.Y.S. Medical Care Facilities
   Finance Agency - (FHA) Hospital
   Revenue Insured Mortgages
   6.800% due August 15, 2024                        1,000,000     1,103,861     1,151,530     1,000,000     1,105,992     1,106,380

N.Y.S. Ref. Unlimited Tax
   6.500% due July 15, 2005                          1,700,000     1,788,092     1,901,467     1,700,000     1,809,263     1,832,855


================================================================================

See accompanying notes.

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
================================================================================

(Unaudited)


                                                                                      OCTOBER 31,
                                                                    2001                                      2000
                                                   ---------------------------------------   ---------------------------------------
                                                    Principal     Amortized       Market      Principal     Amortized       Market
                                                      Amount        Cost          Value         Amount        Cost          Value
                                                   -----------   -----------   -----------   -----------   -----------   -----------
N.Y.S Thruway Authority
   Hwy. & Bridge Fund
   6.400% due April 1, 2004                        $   500,000   $   508,337   $   543,525   $   500,000   $   511,472   $   530,355

N.Y.S. UDC Correction FACS
   6.000% due January 1, 2012                        1,000,000     1,030,276     1,135,630     1,000,000     1,032,434     1,081,480

N.Y.S. Thruway Authority
   Revenue
   5.500% due January 1, 2007                             --            --            --       1,000,000     1,055,822     1,047,040

N.Y.S. Urban Development Corp.
   Rev. Sub. Lic
   6.000% due July 1, 2005                           1,500,000     1,544,352     1,655,730     1,500,000     1,555,095     1,576,860
   5.500% due January 1, 2008                        1,055,000     1,081,460     1,159,751     1,055,000     1,085,036     1,107,043

Power Authority of N.Y. S
   General Purpose Revenue:
   6-1/2% due Jan. 1, 2008                           1,675,000     1,715,793     1,914,927     1,675,000     1,721,109     1,843,607

Puerto Rico Electric Power
   Authority Star & Stripe
   5.500% due July 1, 2006                             600,000       622,910       667,812       600,000       627,221       637,218

Suffolk County Water
   Authority
   6.000% due June 1, 2009                           1,260,000     1,359,902     1,440,193     1,260,000     1,370,753     1,371,989

Suffolk County Judicial
   FACS Agency
   5.750% due October 15, 2011                       1,340,000     1,367,346     1,505,356     1,340,000     1,369,389     1,437,780

Triborough Bridge or Tunnel
   Authority N.Y. Revs
   5.500% due January 1, 2008                        1,000,000     1,024,680     1,103,050     1,000,000     1,025,729     1,026,780
   6.000% due January 1, 2012                        1,500,000     1,563,882     1,738,245     3,000,000     3,142,746     3,269,040
                                                   -----------   -----------   -----------   -----------   -----------   -----------
                                                   $30,505,000   $31,680,135   $34,249,021   $33,505,000   $34,890,450   $35,929,558
                                                   ===========   ===========   ===========   ===========   ===========   ===========


================================================================================

See accompanying notes.

TRIDAN CORP.

STATEMENTS OF OPERATIONS
================================================================================

(Unaudited)


                                                          SIX MONTHS ENDED
                                                             OCTOBER 31,
                                                        2001            2000
                                                    -----------     -----------
Investment income

    Interest                                        $   990,888     $ 1,053,856

    Amortization of bond premium and
       discount - net                                   (81,869)        (74,552)
                                                    -----------     -----------
         Total investment income                        909,019         979,304
                                                    -----------     -----------

Expenses

    Investment advisory fee                              54,362          52,497

    Professional fees                                    22,010          22,209

    Directors' fees                                      27,000          27,000

    Administrative fees                                  27,750          26,250

    Insurance and administrative expenses                 5,062           4,797
                                                    -----------     -----------
         Total expenses                                 136,184         132,753
                                                    -----------     -----------
Investment income - net                                 772,835         846,551
                                                    -----------     -----------

Realized and unrealized gain on investments

    Net realized gain on investments                     32,582          44,083

    Change in unrealized appreciation of
       investments for the period                       963,966         911,839
                                                    -----------     -----------
    Net gain on investments                             996,548         955,922
                                                    -----------     -----------
         Net increase in assets resulting
           from operations                          $ 1,769,383     $ 1,802,473
                                                    ===========     ===========


================================================================================

See accompanying notes.

TRIDAN CORP.

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

(Unaudited)


                                                                SIX MONTHS ENDED OCTOBER 31,
                                                            2001            2000            1999
                                                        ------------    ------------    ------------
(Decrease) increase in net assets
    resulting from operations

       Investment income - net                          $    772,835    $    846,551    $    832,659
       Net realized (loss) gain on investments                32,582          44,083        (103,296)
       Change in unrealized appreciation                     963,966         911,839      (1,540,975)
                                                        ------------    ------------    ------------
         Net (decrease) increase in net assets
            resulting from operations                      1,769,383       1,802,473        (811,612)
                                                        ------------    ------------    ------------
Redemptions of 1,527.8551, -0- and 2,804.959 shares
    in 2001, 2000 and 1999, respectively                     (20,714)             --         (33,547)
                                                        ------------    ------------    ------------
Distributions to shareholders:
    Investment income - net (tax exempt)                    (809,670)       (877,078)       (764,405)
    Long-term capital gains - net                            (32,581)             --        (155,618)
    Short-term capital gains - net                           (34,566)             --         (21,179)
                                                        ------------    ------------    ------------
                                                            (876,817)       (877,078)       (941,202)
                                                        ------------    ------------    ------------
         Total increase (decrease)                           871,852         925,395      (1,786,361)
                                                        ------------    ------------    ------------

Net assets

    Beginning of period                                   38,710,665      37,125,574      39,273,960
                                                        ------------    ------------    ------------
    End of period, including
       -Net undistributed (overdistributed)
        investment income net of $(60,613), $277,531,
        and $18,802 in 2001, 2000 and
        1999, respectively
       -Net undistributed capital gains of
        $-0-, $-0- and $-0- in 2001, 2000
        and 1999, respectively                          $ 39,582,517    $ 38,050,969    $ 37,487,599
                                                        ============    ============    ============


================================================================================

See accompanying notes.

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2001 AND 2000
================================================================================


1.   Significant Accounting Policies

     The following is a summary of the significant policies followed by Tridan Corp. (the "Company"), a closed-end, non-diversified management investment company registered under the Investment Company Act of 1940, in the preparation of its financial statements.

     Acquisition and Valuation of Investments

     Investment transactions are accounted for on the date the securities are purchased/sold (trade date) and interest on securities acquired/sold is included in income from/to the settlement date. Investments are carried at amortized cost in the Company's accounting records but are shown at market value in the accompanying financial statements. Short-term investments are stated at cost, which is equivalent to market value.

     Market values for the Company's investments in municipal obligations have been determined based on the bid price of the obligation, if available; if not available, such value is based on a yield matrix for similarly traded municipal obligations.

     Amortization of Bond Premium or Discount

     In determining investment income, bond premium or discount is amortized on a straight-line basis over the remaining term of the obligation.

     Income Taxes

     It is the Company's policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no income tax provision is required.

     Cash and Cash Equivalents

     The Company considers all investments that can be liquidated on demand to be cash equivalents. The Company maintains all of its cash and cash equivalents in one financial institution. At times, such balances may be in excess of amounts insured by the Federal Deposit Insurance Corporation.


================================================================================

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2001 AND 2000
================================================================================


1.   Significant Accounting Policies (continued)

     Concentration of Credit Risk

     The value of the Company's investments may be subject to possible risks involving, among other things, the continued creditworthiness of the various state and local government agencies and public financing authorities underlying its investments. The Company and its investment advisor periodically consider the credit quality of the Company's investments, and the Company adheres to its investment objective of investing only in investment grade securities.

2.   Investment Advisory Fee

     The Company utilizes the services of J.P. Morgan Investment Management, Inc. ("J.P. Morgan") as its investment advisor and custodian for its investments. The annual advisory fee is .28 of one percent of the net assets under management. The fee is computed and payable quarterly, based on the market value of net assets held by J.P. Morgan on the last day of each fiscal quarter.

3.   Investment Transactions

     Purchases and sales of investments in municipal obligations (excluding short-term and demand investments) amounted to approximately $1,321,475 and $4,627,331, respectively, for the six months ended October 31, 2001 and $10,087,732 and $8,995,514, respectively, for the six months ended October 31, 2000.

     At  October  31,  2001  and  2000,  the  net  unrealized   appreciation  on
     investments  in  municipal   obligations  was  $2,568,886  and  $1,039,108,
     respectively.

4.   Common Stock, Net Asset Values and Share Redemption Plan

     At October  31,  2001 and 2000,  there were  6,000,000  shares of $0.02 par
     value  common  stock   authorized  of  which   3,199,100  had  been  issued
     aggregating $63,982, and additional paid-in capital aggregating $312,787.

     The net asset value per share is calculated by dividing the value of all assets less total liabilities by the number of common shares outstanding at the end of the period.


================================================================================

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2001 AND 2000
================================================================================


4.   Common Stock, Net Asset Values and Share Redemption Plan (continued)

     The net asset value per share and the shares outstanding were as follows:

                                                     October 31,
                                                 2001            2000
                                                -------        -------
     Net asset value:
         - at market value of the
           underlying investments               $ 12.65        $ 12.14
         - at amortized cost                    $ 11.83        $ 11.82

     Shares outstanding at:
         October 31, 2001                           3,129,515.6929
         October 31, 2000                           3,132,421.2620

     The Company's share redemption plan permits "eligible shareholders" or their estates to have their shares redeemed upon reaching age 65 or upon death. Shares are redeemed at the net asset value per share as of the end of the Company's fiscal quarter in which the request for redemption is received. At October 31, 2001 and 2000, $805,928 (69,584.307 shares) and
     $768,188 (66,678.738 shares), respectively, had been redeemed under this plan.

5.   Distributions

     During the six months ended October 31, 2001 and 2000, distributions, which except for capital gains were exempt from federal income tax, of $876,817 (.28 per share) and $877,078 ($.28 per share), respectively, were declared and paid to shareholders.

6.   Contingency

     Prior to becoming a management investment company in April 1980, the Company, through its subsidiaries, was engaged in the business of manufacturing and selling women's and children's apparel, principally under the trademark "Danskin". In April 1980, the Company sold this business to International Playtex, Inc. ("Playtex"). The item outlined below relates to these prior operations of the Company.


================================================================================

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2001 AND 2000
================================================================================


6.   Contingency (continued)

     On May 25, 1982, the Company was notified by Playtex of certain counterclaims asserted by a former customer of the Company in an action instituted by Playtex to recover amounts allegedly due for goods sold and delivered to this former customer. This former customer seeks damages of approximately $800,000 for the Company's and Playtex's alleged refusal to sell merchandise to them. In management's opinion, it is unlikely that the resolution of this contingency will result in a liability which would materially affect the Company's financial position.


================================================================================

TRIDAN CORP.

SUPPLEMENTARY INFORMATION
================================================================================

(Unaudited)


Selected per share data and ratios


                                                                SIX MONTHS ENDED OCTOBER 31,
                                          2001             2000             1999             1998             1997
                                       ---------        ---------        ---------        ---------        ---------
Per share data:

   Investment income                   $     .29        $     .31        $     .31        $     .32        $     .35
   Expenses                                 (.04)            (.04)            (.05)            (.05)            (.06)
                                       ---------        ---------        ---------        ---------        ---------
   Investment income - net                   .25              .27              .26              .27              .29
   Net realized and unrealized
      gain (loss) on investments             .32              .30             (.52)             .32              .32

   Distributions                            (.28)            (.28)            (.30)            (.30)            (.35)
                                       ---------        ---------        ---------        ---------        ---------

   Net increase (decrease) in net
      asset value                            .29              .29             (.56)             .29              .26

   Net asset value:

      Beginning of period                  12.36            11.85            12.52            12.37            12.25
                                       ---------        ---------        ---------        ---------        ---------
      End of period                    $   12.65        $   12.14        $   11.96        $   12.66        $   12.51
                                       =========        =========        =========        =========        =========

Ratios:

   Expenses to average net assets            .35%             .35%             .37%             .40%             .46%

   Investment income - net to
      average net assets                    1.98%            2.25%            2.54%            2.16%            2.33%

   Average number of shares
      outstanding (in thousands)           3,130            3,132            3,136            3,138            3,140


================================================================================

================================================================================